Earnings per share	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Earnings per share

Note 11 Earnings per share

	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Basic earnings per share
Net income	$4,390	$3,950	$9,521	$7,532
Dividends on preferred shares and distributions on other equity instruments	(112)	(67)	(230)	(125)
Net income attributable to non-controlling interests	(4)	(2)	(6)	(4)
Net income available to common shareholders	$4,274	$3,881	$9,285	$7,403
Weighted average number of common shares (in thousands)	1,411,362	1,412,651	1,412,671	1,409,452
Basic earnings per share (in dollars)	$3.03	$2.75	$6.57	$5.25
Diluted earnings per share
Net income available to common shareholders	$4,274	$3,881	$9,285	$7,403
Weighted average number of common shares (in thousands)	1,411,362	1,412,651	1,412,671	1,409,452
Stock options (1)	2,155	1,489	2,366	1,364
Issuable under other share-based compensation plans	–	26	–	26
Average number of diluted common shares (in thousands)	1,413,517	1,414,166	1,415,037	1,410,842
Diluted earnings per share (in dollars)	$3.02	$2.74	$6.56	$5.25

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2025, an average of 917,151 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2025, an average of 684,687 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2024, an average of 1,060,719 outstanding options with an average exercise price of $131.64 were
excluded from the calculation of diluted earnings per share.